Document and Entity Information Document	6 Months Ended
Jul. 31, 2018
Document And Entity Information [Abstract]
Document type	6-K
Document period end date	Jul. 31, 2018
Amendment flag	false
Registrant name	Summit Therapeutics plc
Central index key	0001599298
Current fiscal year end date	--01-31
Document fiscal year focus	2019
Document fiscal period focus	Q2